SASCO 2006-S1
Credit Risk Management Report
October 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
200
6 Clayton Fixed Income Services Inc. All rights reserved.
The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any other security.
The Report is based upon information provided to Clayton Fixed Income Services Inc.
by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.
Table of Contents
Section One
Executive Summary
Section Two
Loan-Level Report
Section Three
180-day Delinquent Loans Report
Section Four
Prepayment Penalty Analysis
Section Five
Loss Analysis
Section Six
Analytics
2006 Clayton Fixed Income Services Inc. All rights reserved.
Section One
Executive Summary
2006 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2006-S1
Executive Summary
October 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.
0
Transaction Summary
Master Servicer: Aurora Loan Services Master Servicing
Servicer(s): Aurora Loan Services, GMAC Mortgage
Delinquency Reporting Method:
Closing Date: 02/28/2006
Depositor: Structured Asset Securities Corporation
Trustee(s): US Bank NA
Collateral Summary
Loan Count 8,626 6,950 80.57%
Collateral Balance $442,615,516 $338,951,383 76.57%
Closing Date
As of 10/25/2006
10/25/2006 Balance as
Percentage of Closing Date
Balance
Issues Amount Recovered
Value Added
Total Value Added for SASCO 2006-S1 as of 10/25/2006
0 $0
Loan Count Summed Balance
Collateral Statistics
First Payment Defaults $143,800 2
Early Payment Defaults* $1,216,971 20
* A default that occurs on the second or third scheduled payment.
Loan Count Summed Balance
Second Lien Statistics
Total Outstanding Second Lien Loans 6,950 $339,095,863
30+ Days Delinquent 60 $3,497,587
60+ Days Delinquent 47 $2,751,272
90+ Days Delinquent 80 $4,865,504
Foreclosure 14 $1,350,178
Beginning Collateral Balance Total Prepayments Percentage of Prepayment Remittance Date
Prepayments
10/25/2006 $352,915,174 $12,579,775 3.56
9/25/2006 $362,059,605 $12,992,964 3.58
8/25/2006 $373,771,575 $11,531,267 3.08
For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the Prepayment Penalty Analysis section of this report for details regarding loans with prepayment penalty flags that were paid in full. The table below provides a summary of Clayton's reconciliation for this remittance.
Prepayment Penalty Analysis
Amount Remitted to the Trust Amount Remitted by the
Servicers
Difference Remittance Date
Total Cash Flows
10/25/2006 $2,516 $2,516 $0
2006 Clayton Fixed Income Services Inc. All rights reserved.
For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale,
MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss
Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.
Loss Issues for Current Month
Loss Analysis
Losses Remitted to the Trust Number of Loan-Level Losses/Gains Remittance
Loss Summary
10/25/2006 $1,212,338 36
2006 Clayton Fixed Income Services Inc. All rights reserved.
Section Two
Loan-Level Report
2006 Clayton Fixed Income Services Inc. All rights reserved.
2006 Clayton Fixed Income Services Inc. All rights reserved.
Loan-Level Report Definitions
FICO : Represents the borrower's credit score at the time of securitization/origination. FICO:
Last Paid Date:
Valuation:
C
Liquidation Date:
Estimated Loss/(Gain):
Delinquency Status:
Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower.
Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.
Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed
Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.
Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.
Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan will experience if it liquidates on the Liquidation Date.
Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
3
6
9
F
R
0
The contractually due payment arrived on time.
The contractually due payment has not arrived within thirty days.
The contractually due payment has not arrived within sixty days.
The contractually due payment has not arrived within ninety days.
The property is in the process of foreclosure.
The property is real estate owned (REO).
The mortgage has either liquidated or been paid off.
OTS Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.
OTS Delinquency Method:
MBA Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the last day of the month in which the payment was due.
MBA Delinquency Method:
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation
Method
Est. Liq.
Date
Status
1st Lien
Comb. LTV
$18,991 7608068 OH
746
12/1/2005
1/1/2006
BPO 20.00%
37.98% 99.95%
8/1/2007 C3699999
Monitor
$95,000
$50,000
$19,000
$18,991 5/30/2006
Default Reason: (Unknown)
$76,000
189.98%
11/1/2006
This loan is over 210-days delinquent and the property securing it has decreased in value 47 percent since origination. Considering this information, there does not appear to be sufficient equity to pursue foreclosure. Additionally, the servicing agreement of this security indicates a loan must be charged off at 180-days of delinquency if there is insufficient equity in the property. Clayton asked the servicer to charge off this loan.
10/2/2006
This loan is 180-days delinquent with insufficient equity to pursue foreclosure. If this loan is not charged off during the 10/25/2006 distribution, as required by the servicing agreement, Clayton will ask the servicer to charge off this loan.
10/2/2006
The most recent valuation of the property securing this loan indicates that this property is located in an area with a high crime rate and drug problems.
Additionally, this property sold in March 2005 for $27,500 as a REO property and this loan was originated seven months later with a value of $95,000. The BPO also states that it is unlikely any true comparables were found higher than $50,000. While reviewing the comparables listed in the original appraisal, Clayton was unable to find substantial evidence of improper comparables used. Clayton will remove this loan from the Watchlist as there appears to be insufficient evidence to recommend repurchase.
8/1/2006
Clayton is awaiting the valuations from the servicer; however, after researching third party sources, Clayton was able to determine that this loan has a high probability of fraud. Several sources indicate the property value would range from $50,000 - $60,000. When the documentation is received, Clayton will perform a more thorough review of specific fraudulent actions.
6/29/2006
According to the latest valuation, the property securing this loan has declined 47 percent since origination. Clayton has requested the original appraisal and most recent valuation to review this significant value decline.
$0 7608436 NH
680
11/1/2005
2/1/2006
BPO 19.46%
0.00% 0.00%
4/1/2007 CC369990
Monitor
$565,000
$410,000
$110,000
$0 6/12/2006
Default Reason: (Unknown)
$400,000
97.56%
11/1/2006
During the 10/25/2006 distribution this loan was charged off and a loss of $117,802, a severity of 107 percent, was passed to the trust. Considering there did not appear to be equity available to pursue foreclosure, Clayton does not object to the charge off of this loan; however, we are awaiting documentation from the servicer to review the significant value decline of the property securing this loan.
8/31/2006
According to the latest valuation, the property securing this loan has declined 27 percent since origination. Clayton has requested the original appraisal and most recent valuation to review this significant value decline. According to a third party resource, this loan has a low fraud score; however, it appears the value may have been inflated. Clayton will review the original appraisal and most recent valuation once received from the servicer.
SASCO 2006-S1 Loan-Level Report
Mortgage Data Through: September 30, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
of 1 4
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation
Method
Est. Liq.
Date
Status
1st Lien
Comb. LTV
$17,978 7609087 MI
673
11/1/2005
3/1/2006
BPO 15.00%
29.96% 99.87%
10/1/2007 CCC36999
Monitor - BK
$120,000
$60,000
$18,000
$17,978 6/9/2006
Default Reason: (Unknown)
$96,000
189.96%
11/1/2006 Clayton has received the original appraisal and most recent valuation for the property securing this loan. A review of the value decline is underway.
10/2/2006 Clayton is awaiting documentation from the servicer.
8/1/2006
According to the latest valuation, the property securing this loan has declined 50 percent since origination. Clayton has requested the original appraisal and most recent valuation to review this significant value decline. Additionally, Clayton researched county records for this property which indicate the property was sold for $37,500 on 12/31/2001 and $42,000 on 1/1/2005. Considering this information, the original appraised value of this loan, $120,000, appears to be significantly inflated. Clayton will review this loan thoroughly for fraudulent actions when the documentation is received.
$64,607 7611671 VA
685
1/1/2006
1/1/2006
BPO 20.00%
18.70% 60.38%
2/1/2007 C3699999
Monitor
$535,000
$572,000
$107,000
$106,966 6/9/2006
Default Reason: (Unknown)
$428,000
93.52%
11/1/2006
Clayton was able to obtain county records indicating that the property securing this loan reverted to the senior lien holder, leaving this junior lien unsecured.
Clayton asked the servicer to confirm this information and charge off this loan.
10/2/2006
This loan is 180-days delinquent with marginal equity available for this second lien. Clayton feels it is in the best interest of the trust to await the senior lien holder's foreclosure process.
$1,700 7611900 AZ
640
1/1/2006
2/1/2006
BPO 13.79%
12.64% 9.26%
7/1/2007 CC369999
Monitor
$133,000
$145,000
$18,350
$18,338 6/24/2006
Default Reason: (Unknown)
$98,000
80.23%
11/1/2006
This loan is 180-days delinquent with insufficient equity to pursue foreclosure. According to the servicing agreement, a loan with insufficient equity to pursue foreclosure must be charged off by 210-days of delinquency.
$41,971 7612629 GA
637
2/1/2006
3/1/2006
BPO 19.62%
35.00% 99.93%
4/1/2007 CCC36999
Monitor
$214,000
$119,900
$42,000
$41,971 9/5/2006
Default Reason: (Unknown)
$168,000
175.12%
11/1/2006 Clayton is awaiting documentation from the servicer.
10/2/2006
The property securing this loan has declined in value $145,200 (68 percent) since origination. Considering this large value decline, Clayton requested the original appraisal and most recent valuation to reconcile the decline. Additionally, according to a third party, this loan has a high probability of fraud and the median property value in this area is significantly lower than the original value.
SASCO 2006-S1 Loan-Level Report
Mortgage Data Through: September 30, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
of 2 4
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation
Method
Est. Liq.
Date
Status
1st Lien
Comb. LTV
$95,800 7612780 TX
706
2/1/2006
1/1/2006
BPO 20.00%
20.38% 100.00%
3/1/2007 C3699999
Monitor
$479,000
$470,000
$95,800
$95,800 5/15/2006
Default Reason: (Unknown)
$383,200
101.91%
10/2/2006
This loan is 180-days delinquent with insufficient equity to pursue foreclosure; however, Clayton obtained county records that indicate this loan is still secured by the property. Considering this property is located in a state with a two month foreclosure timeline, Clayton does not object to the servicer monitoring this loan for any proceeds that may be generated from the senior lien holder's foreclosure sale.
8/31/2006 This loan is 150-days delinquent with insufficient equity to pursue foreclosure. Clayton anticipates that this loan will be charged off in the 9/25/2006 distribution.
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
$93,621 7612835 TX
765
2/1/2006
4/1/2006
BPO 15.00%
26.82% 99.86%
5/1/2007 CC3C3699
Monitor
$625,000
$349,000
$93,750
$93,621 8/4/2006
Default Reason: (Unknown)
$500,000
170.09%
11/1/2006 Clayton is awaiting documentation from the servicer.
10/2/2006
The property securing this loan has declined in value $276,000 (44 percent) since origination. Considering this large value decline, Clayton requested the original appraisal and most recent valuation to reconcile the decline. Additionally, according to a third party, this loan has a medium probability of fraud and the median property value in this area is significantly lower than the original value.
$33,493 7613022 FL
637
2/1/2006
2/1/2006
BPO 10.00%
11.16% 99.97%
7/1/2007 CC36F999
Monitor
$335,000
$300,000
$33,500
$33,493 6/15/2006
Default Reason: (Unknown)
$268,000
100.49%
11/1/2006
This loan is 180-days delinquent with insufficient equity to pursue foreclosure. According to the servicing agreement, a loan with insufficient equity to pursue foreclosure must be charged off by 210-days of delinquency.
$0 7615111 NJ
683
2/1/2006
2/1/2006
BPO 20.00%
0.00% 0.00%
11/1/2007 CC369990
Monitor
$625,000
$420,000
$125,000
$0 6/28/2006
Default Reason: (Unknown)
$500,000
119.04%
11/1/2006
During the 10/25/2006 distribution this loan was charged off and a loss of $133,817, a severity of 107 percent, was passed to the trust. Considering there did not appear to be equity available to pursue foreclosure, Clayton does not object to the charge off of this loan. Clayton is awaiting the original appraisal and most recent valuation to reconcile the 33 percent value decline of this property.
9/1/2006
According to the latest valuation, the property securing this loan has declined 32 percent since origination. Clayton has requested the original appraisal and most recent valuation to review this significant value decline. According to a third party resource, this loan has a low fraud score; however, it appears the value may have been inflated. Additionally, previous sales of this property include: $267,000 in 1999 and $446,000 in 2005. Clayton will review the original appraisal and most recent valuation once received from the servicer.
SASCO 2006-S1 Loan-Level Report
Mortgage Data Through: September 30, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
of 3 4
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation
Method
Est. Liq.
Date
Status
1st Lien
Comb. LTV
$49,963 7615560 AR
647
2/1/2006
3/1/2006
BPO 10.00%
19.14% 99.92%
8/1/2007 CCC36999
Monitor
$500,000
$261,000
$50,000
$49,963 8/3/2006
Default Reason: (Unknown)
$400,000
172.39%
11/1/2006 Clayton is awaiting documentation from the servicer.
9/1/2006
According to the latest valuation, the property securing this loan has declined 50 percent since origination. Clayton has requested the original appraisal and most recent valuation to review this significant value decline. According to a third party resource, this loan has a low fraud score; however, it appears the value may have been inflated. Clayton will review the original appraisal and most recent valuation once received from the servicer.
$0 7615970 NV
728
3/1/2006
2/1/2006
BPO 23.80%
0.00% 0.00%
6/1/2007 CC369990
Monitor
$1,050,000
$890,000
$250,000
$0 5/23/2006
Default Reason: (Unknown)
$750,000
84.26%
11/1/2006
During the 10/25/2006 distribution, the serivcer charged off this loan and passed a loss of $268,784 (108 percent severity). Clayton did not find evidence of an inflated original appraisal; however, we did obtain county records that indicate the borrower sold this property to a third party in the amount of $1,028,686.
Clayton requested that the servicer review this information and determine if proceeds from the sale should have been applied to this loan.
10/2/2006 We are currently awaiting documentation from the servicer.
8/2/2006
The property securing this loan is valued significantly higher than any surrounding properties. Clayton requested the original appraisal to verify the original value of $1,050,000.
6/8/2006 This loan was added to the Watchlist because it is a first-payment default.
$48,000 7616018 OH
709
3/1/2006
2/1/2006
BPO 19.79%
20.00% 100.00%
9/1/2007 CC369999
Monitor
$242,500
$240,000
$48,000
$48,000 6/14/2006
Default Reason: (Unknown)
$192,000
100.00%
11/1/2006
This loan is 180-days delinquent with insufficient equity to pursue foreclosure. According to the servicing agreement, a loan with insufficient equity to pursue foreclosure must be charged off by 210-days of delinquency.
10/2/2006 This loan is 150-days delinquent with insufficient equity to pursue foreclosure.
6/8/2006 This loan was added to the Watchlist because it is a first-payment default.
SASCO 2006-S1 Loan-Level Report
Mortgage Data Through: September 30, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
of 4 4
Section Three
180-day Delinquent Loans Report
2006 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2006-S1 180-Day Delinquencies
Trustee Remittance Date: October 25, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
0.00% 46.04% 0.00% 3.06% 39.71% 11.19%
Intended Charge
-off/No Issue
Intended
Foreclosure/No
Issue
Loans in
REO
Loans with
Cash Flow
Unspecified No
Equity
Unspecified
With Equity
*The percentages are calculated based on the total outstanding balance for all 180-day delinquent loans.
SASCO 2006-S1 180-Day Delinquencies
Trustee Remittance Date: October 25, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Aggregate 180-day Delinquencies by Category
$440,099 $0 $0 $29,217 $379,577 $106,966 $955,859
** As a result of rounding, the "unspecified" totals in this table may not exactly match those in the detailed 180 day report below.
Intended
Foreclosure/No Issue
Intended Charge-off/No
Issue
Loans in REO
Loans with Cash Flow Unspecified - No Equity
Unspecified - With
Equity
Total
7611325 2/1/2006 $128,000 $98,900 $25,095
The borrower filed for Chapter 7 bankruptcy protection on 7/6/2006. The servicer will monitor the outcome of bankruptcy before charging off a loan.
7608068 2/1/2006 $50,000 $76,000 $18,991
This loan is over 210-days delinquent and the property securing it has decreased in value 47 percent since origination. Considering this information, there does not appear to be sufficient equity to pursue foreclosure. Additionally, the servicing agreement of this security indicates a loan must be charged off at 180-days of delinquency if there is insufficient equity in the property. Clayton asked the servicer to charge off this loan.
7612780 2/1/2006 $470,000 $383,200 $95,800
This loan is 180-days delinquent with insufficient equity to pursue foreclosure; however, Clayton obtained county records that indicate this loan is still secured by the property. Considering this property is located in a state with a two month foreclosure timeline, Clayton does not object to the servicer monitoring this loan for any proceeds that may be generated from the senior lien holder's foreclosure sale.
Unspecified, No Equity
7611671 2/1/2006 $572,000 $428,000 $106,966
Clayton was able to obtain county records indicating that the property securing this loan reverted to the senior lien holder, leaving this junior lien unsecured. Clayton asked the servicer to confirm this information and charge off this loan.
Unspecified, Has Equity
Loan Number
Next Due Date
Property Value
Senior Lien
Balance
Junior Lien
Balance
Comments
SASCO 2006-S1 180-Day Delinquencies
Trustee Remittance Date: October 25, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
7612194 3/1/2006 $555,000 $439,900 $109,873
This loan is 180-days delinquent and it appears there is insufficient equity to take this junior lien to foreclosure. However, considering the value of the property has increased since origination and the servicer has stopped advancing interest, Clayton does not object to the servicer monitoring for excess proceeds from the senior lien holder's foreclosure sale.
7613022 3/1/2006 $300,000 $268,000 $33,493
This loan is 180-days delinquent with insufficient equity to pursue foreclosure. According to the servicing agreement, a loan with insufficient equity to pursue foreclosure must be charged off by 210-days of delinquency.
7616018 3/1/2006 $240,000 $192,000 $48,000
This loan is 180-days delinquent with insufficient equity to pursue foreclosure. According to the servicing agreement, a loan with insufficient equity to pursue foreclosure must be charged off by 210-days of delinquency.
7611900 3/1/2006 $145,000 $98,000 $18,338
This loan is 180-days delinquent with insufficient equity to pursue foreclosure. According to the servicing agreement, a loan with insufficient equity to pursue foreclosure must be charged off by 210-days of delinquency.
7611944 3/1/2006 $224,900 $160,000 $29,986
This loan is 180-days delinquent and it appears there is insufficient equity to take this junior lien to foreclosure. However, considering the value of the property has increased since origination and the servicer has stopped advancing interest, Clayton does not object to the servicer monitoring for excess proceeds from the senior lien holder's foreclosure sale.
Loan Number
Next Due Date
Property Value
Senior Lien
Balance
Junior Lien
Balance
Comments
Section Four
Prepayment Penalty Analysis
2006 Clayton Fixed Income Services Inc. All rights reserved.
Trustee Remittance Date: October 25, 2006
SASCO 2006-S1 Prepayment Penalty Analysis
2006 Clayton Fixed Income Services Inc. All rights reserved.
Total Cash Flows
N/A 100.00% 100.00 % N/A 100.00% 100.00%
0.00% 2.17% 0.41% 0.00% 0.84% 0.44%
0 5 1 0 2 1
0 1 0 0 1 0
0 4 1 0 1 1
0 0 0 0 0 0
0 0 0 0 0 0
0 4 1 0 1 1
0 0 0 0 0 0
0 0 0 0 0 0
0 0 0 0 0 0
0 0 0 0 0 0
0 0 0 0 0 0
0 1 0 0 0 0
0 5 1 0 1 1
205 230 241 200 238 227
$0
$0
$0
$0
$0
$0
$0 $11,185 $2,438 $0 $4,529 $2,516
$0 $11,185 $2,438 $0 $4,529 $2,516
Penalties Remitted for loans with Active Prepayment Flags
Total Loans with Penalties Remitted to the Total Paid-Off Loans
Total Loans with Penalties Remitted
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted
Loans with Active Prepayment Flags with Penalties Remitted
Aggregate Paid-Off Loans
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes
Other Exceptions
Total Paid-Off Loans with Active Prepayment Flags
Other - Actions Preventing the Collection of Prepayment Penalties
Documentation Issues Preventing the Collection of Prepayment Penalties
Loss Mitigation (Short Sales, Charge Offs)
Acceleration of Debt
Liquidated out of REO Status
Expired Prepayment Clauses (as stated in the Note)
Exceptions
Total Paid Off Loans With Prepayment Flags
Total Paid Off Loans
Total Collections by the Servicers
Difference
Amount Remitted by the Servicers
Amount Remitted to the Trust
5/25/2006 6/25/2006 7/25/2006 8/25/2006 9/25/2006 10/25/2006 Trustee Remittance Date
Trustee Remittance Date: October 25, 2006
SASCO 2006-S1 Paid-Off Mortgages With Prepayment Flags
2006 Clayton Fixed Income Services Inc. All rights reserved.
7609947 CA CCCCCCC0 9/26/2005 2 09/26/2007 $55,439 $2,516 5%
Loan
Number
State
Delinquency History
Origination
Date
Years to
Expiration
Expiration
Date
Payoff
Amount
PPP Remitted
% of PPP to
Payoff
Amount
Comments
Section Five
Loss Analysis
2006 Clayton Fixed Income Services Inc. All rights reserved.
$1,212,338 0.27% 10/25/2006
$1,274,966 0.29% 9/25/2006
$0 0.00% 8/25/2006
$0 0.00% 7/25/2006
$0 0.00% 6/25/2006
$0 0.00% 5/25/2006
$0 0.00% 4/25/2006
$0 0.00% 3/25/2006
Totals: $2,487,304 0.56%
*The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.
SASCO 2006-S1 Historical Monthly Losses
Losses Through: September 30, 2006
Date Loan Loss Amount Loss Percentage
2006 Clayton Fixed Income Services Inc. All rights reserved.
$1,212,338 $1,175,952 Loan-Level Losses:
$36,386 Subsequent Losses:
$0 Subsequent Gains:
$1,212,338 Monthly Security Loss:
$1,212,338 Losses Remitted:
$0 Difference:
Remittance Statement Summary
10/25/2006
Loan-Level Loss Report
Loan Number Loss Loan Number Loss Loan Number Loss
307654057 $26,609 307654250 $10,788 307654307 $49,835
307654359 $117,802 307654485 $36,174 307655074 $25,059
307656336 $94,843 307658017 $28,789 307658532 $71,715
307658856 $34,165 307660321 $122,309 307660951 $133,817
307661411 $75,520 307661800 $268,784 359219583 $79,742
$1,175,952 Total: Loan-Level Loss Report
Subsequent Losses
Loan Number Loss Loan Number Loss Loan Number Loss
307654019 $1,709 307654956 $3,167 307655223 $1,375
307655431 $1,509 307656255 $2,210 307656529 $2,233
307657355 $1,850 307657713 $1,662 307657798 $411
307657858 $3,379 307658111 $2,126 307658348 $1,783
307658375 $2,175 307658481 $1,966 307658785 $551
307659210 $971 307659329 $565 307659529 $1,235
307661082 $1,507 307661648 $2,357 359240370 $1,645
$36,386 Total: Subsequent Losses
SASCO 2006-S1 Loss Reconciliation Report
Trustee Remittance Date: October 25, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Loan
Orig. Date
OLTV Orig. Balance
Doc.
FICO Delinquency History
State Orig. Value
Current Value Level
Actual Loss Valuation
Valuation Date
Liquidation Date
Liquidation Method Loss Severity
Prop. Type
Loan Type
7614474 FL
706
11/14/2005
20%
BPO Low
108.23%
C3369990 $568,000
$575,000
$113,000
6/5/2006
Default Reason: (Unknown)
1 Family $122,309.08
Charge Off
9/30/2006
Purchase
11/1/2006
During the 10/25/2006 distribution this loan was charged off and a loss of $122,309, a severity of 108 percent, was passed to the trust. Considering there did not appear to be equity available to pursue foreclosure, Clayton does not object to the charge off of this loan.
7615576 DC
692
1/13/2006
19%
BPO No
107.88%
CC369990 $370,000
$387,000
$70,000
6/14/2006
Default Reason: (Unknown)
1 Family $75,520.14
Charge Off
9/30/2006
Purchase
11/1/2006
During the 10/25/2006 distribution this loan was charged off and a loss of $75,520, a severity of 108 percent, was passed to the trust. Considering there did not appear to be equity available to pursue foreclosure, Clayton does not object to the charge off of this loan.
7615970 NV
728
1/9/2006
24%
BPO Low
107.51%
CC369990 $1,050,000
$890,000
$250,000
5/23/2006
Default Reason: (Unknown)
Planned Unit $268,784.45
Charge Off
9/30/2006
Purchase
11/1/2006
During the 10/25/2006 distribution, the serivcer charged off this loan and passed a loss of $268,784, a severity of 108 percent. Clayton did not find evidence of an inflated original appraisal; however, we did obtain county records that indicate the borrower sold this property to a third party in the amount of $1,028,686.
Clayton requested that the servicer review this information and determine if proceeds from the sale should have been applied to this loan.
7610439 CO
705
11/2/2005
20%
BPO Low
107.28%
CC369990 $442,000
$325,000
$88,400
6/6/2006
Default Reason: (Unknown)
1 Family $94,843.04
Charge Off
9/30/2006
Cash Out
Refinance
11/1/2006
During the 10/25/2006 distribution this loan was charged off and a loss of $94,843, a severity of 107 percent, was passed to the trust. Considering there did not appear to be equity available to pursue foreclosure, Clayton does not object to the charge off of this loan.
7608436 NH
680
9/14/2005
19%
BPO Full
107.09%
CC369990 $565,000
$410,000
$110,000
6/12/2006
Default Reason: (Unknown)
1 Family $117,801.68
Charge Off
9/30/2006
Purchase
11/1/2006
During the 10/25/2006 distribution this loan was charged off and a loss of $117,802, a severity of 107 percent, was passed to the trust. Considering there did not appear to be equity available to pursue foreclosure, Clayton does not object to the charge off of this loan; however, we are awaiting documentation from the servicer to review the significant value decline of the property securing this loan.
7615111 NJ
683
12/21/2005
20%
BPO Low
107.05%
CC369990 $625,000
$420,000
$125,000
6/28/2006
Default Reason: (Unknown)
1 Family $133,816.87
Charge Off
9/30/2006
Purchase
11/1/2006
During the 10/25/2006 distribution this loan was charged off and a loss of $133,817, a severity of 107 percent, was passed to the trust. Considering there did not appear to be equity available to pursue foreclosure, Clayton does not object to the charge off of this loan. Clayton is awaiting the original appraisal and most recent valuation to reconcile the 33 percent value decline of this property.
SASCO 2006-S1 High Loan-Level Losses
Mortgage Data Through: September 30, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Loan
Orig. Date
OLTV Orig. Balance
Doc.
FICO Delinquency History
State Orig. Value
Current Value Level
Actual Loss Valuation
Valuation Date
Liquidation Date
Liquidation Method Loss Severity
Prop. Type
Loan Type
7607536 CO
665
9/13/2005
20%
BPO Low
106.50%
C3699990 $375,000
$390,000
$74,870
4/24/2006
Default Reason: (Unknown)
Planned Unit $79,741.82
Charge Off
9/30/2006
Purchase
11/1/2006
During the 10/25/2006 distribution this loan was charged off and a loss of $79,742, a severity of 107 percent, was passed to the trust. Considering there did not appear to be equity available to pursue foreclosure, Clayton does not object to the charge off of this loan.
SASCO 2006-S1 High Loan-Level Losses
Mortgage Data Through: September 30, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Losses Through: September 30, 2006
SASCO 2006-S1 Loss Report
2006 Clayton Fixed Income Services Inc. All rights reserved.
$140,000
7612664
MD 12/21/2005 19% $67,200 $71,715.21 106.72%
$360,000
7612142
CO 12/8/2005 19% $27,000 $28,788.82 106.63%
$117,000
7610439
CO 11/2/2005 20% $88,400 $94,843.04 107.29%
$442,000
7612992
CO 1/4/2006 20% $31,300 $34,164.77 109.15%
$625,000
7615576
DC 1/13/2006 19% $70,000 $75,520.14 107.89%
$370,000
7615111
NJ 12/21/2005 20% $125,000 $133,816.87 107.05%
$160,000
7614474
FL 11/14/2005 20% $113,000 $122,309.08 108.24%
$568,000
7609159
TX 10/7/2005 20% $23,000 $25,059.06 108.95%
7608131
AL 9/27/2005 15% $25,010 $26,609.00 106.39%
$164,000
7608325
TX 9/2/2005 15% $10,050 $10,788.17 107.34%
$375,000
$1,050,000
7615970
NV 1/9/2006 24% $250,000 $268,784.45 107.51%
7607536
CO 9/13/2005 20% $74,870 $79,741.82 106.51%
$565,000
7608562
GA 9/15/2005 20% $33,950 $36,174.26 106.55%
$170,000
7608436
NH 9/14/2005 19% $110,000 $117,801.68 107.09%
$67,000
7608382
TX 6/28/2005 20% $46,350 $49,835.45 107.52%
$235,000
Monthly Total:
$1,175,951.82 107.38%
October 25, 2006
Origination
Original Amount
Loan Number
State
Date
Original LTV
Original Appraisal
Loss
Loss Severity
Section Six
Analytics
2006 Clayton Fixed Income Services Inc. All rights reserved.
FICO is a registered trademark of Fair Isaac Corporation
Mortgage Date Through: September 30, 2006
SASCO 2006-S1 FICO Distribution by Status
2006 Clayton Fixed Income Services Inc. All rights reserved.
Delinquent 201 689 39.89
Paid Off 1,676 705 39.65
Current 6,749 703 39.91
Total:
8,626
Status
# of Loans
Average
Std. Deviation
SASCO 2006-S1 Loan-to-Value Distribution by Status
Mortgage Data Through: September 30, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Delinquent 201 95.68% 5.01%
Paid Off 1,676 91.79% 8.24%
Current 6,749 94.32% 6.88%
Total:
8,626
Status
# of Loans
Average
Std. Deviation
SASCO 2006-S1 Balance Distribution by Status
Mortgage Data Through: September 30, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Delinquent 201 $62,012.64 $51,140.59
Current 6,749 $48,397.00 $37,930.99
Total:
6,950
Status
# of Loans
Average
Std. Deviation
Mortgage Type Total Balance Avg. Balance Std. Deviation Loan Count
$39,006.77 Balloon $187,987,942.40 $39,156.00 4,801
$40,197.60 Fixed $151,107,920.30 $39,505.34 3,825
$339,095,862.70 Total: 8,626
SASCO 2006-S1 Mortgage Type Distribution by Status
Mortgage Data Through: September 30, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
# of Loans Other 120 180 240 360
8,626 0 1 4,969 44 3,612
SASCO 2006-S1 Mortgage Term Distribution By Status
Mortgage Data Through: September 30, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Cash-out refinance
Purchase
Rate/term
Home
Other
707 8.2%
89.6% 7,726
2.2% 193
0.0% 0
0.0% 0
Cash-out refinance
Purchase
Rate/term
Home
Other
8.1% 550
89.6% 6,044
2.3% 155
0.0% 0
0.0% 0
Cash-out refinance
Purchase
Rate/term
Home
Other
Cash-out refinance
Purchase
Rate/term
Home
Other
11.9% 24
87.1% 175
1.0% 2
0.0% 0
0.0% 0
7.9% 133
89.9% 1,507
2.1% 36
0.0% 0
0.0% 0
Total 8,626 100% Total 6,749 100% Total 201 100% Total 1,676 100%
SASCO 2006-S1 Mortgage Purpose Distribution
Mortgage Data through: September 30, 2006
Origination Statistics
Purpose Number Percentage
8,626 Number of Loans:
Current Loans
Purpose Number Percentage
Delinquent Loans
Purpose Number Percentage
Paid Off Loans
Purpose Number Percentage
Number of Loans: 6,749 Number of Loans: 201 Number of Loans: 1,676
2006 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2006-S1 Ownership Distribution by Status
Mortgage Data Through: September 30, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Primary Home 4,425
Second Home 646
Investment Home 3,555
Total:
8,626
Title
# of Loans
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Total Count in Status
2/28/2006 5 0 0 0 0
3/31/2006 52 2 0 0 0
4/30/2006 52 38 0 0 0
5/31/2006 63 32 33 0 0
6/30/2006 42 37 54 3 0
7/31/2006 47 28 84 4 0
8/31/2006 62 31 77 6 0
9/30/2006 60 47 80 14 0
SASCO 2006-S1 Delinquent Count Over Time
Mortgage Data Through: September 30, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Total Balance in Status
30-Sep-06 $3,497,587 $2,751,272 $4,865,504 $1,350,178 -
31-Aug-06 $3,751,476 $2,253,469 $5,126,097 $249,007 -
31-Jul-06 $3,274,824 $1,604,803 $5,523,522 $189,306 -
30-Jun-06 $2,277,267 $2,375,476 $3,572,283 $106,992 -
31-May-06 $3,655,874 $2,686,687 $1,951,278 - -
30-Apr-06 $4,267,775 $2,529,248 $0 - -
31-Mar-06 $3,356,180 $59,853 $0 - -
28-Feb-06 $157,564 $0 $0 - -
SASCO 2006-S1 Delinquent Balance Over Time
Mortgage Data Through: September 30, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Date Distribution Date CPR 6-Month MA 3-Month MA 12-Month MA
30-Sep-06 25-Oct-06 38.04% 31.99% 33.27%
31-Aug-06 25-Sep-06 26.02% 31.40%
31-Jul-06 25-Aug-06 31.38% 33.73%
30-Jun-06 25-Jul-06 36.39% 34.52%
31-May-06 25-Jun-06 33.31%
30-Apr-06 25-May-06 33.81%
31-Mar-06 25-Apr-06 18.30%
SASCO 2006-S1 Conditional Prepayment Rates
Mortgage Data Through: September 30, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.

Document Outline

  Cover Page
  Table of Contents
  Executive Summary
  Loan-Level Report
  180-day Delinquent Loans Report
  Prepayment Penalty Analysis
  Loss Analysis
  Analytics